RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
RESTRICTED NET ASSETS
Reserve fund as percentage of registered capital	50.00%	50.00%
Minimum | China | Subsidiaries
RESTRICTED NET ASSETS
Percentage of annual after tax profit to be allocated to reserve fund	10.00%
Variable interest entities
RESTRICTED NET ASSETS
Net assets restricted	¥ 6,561,664	$ 938,305